Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Acquirers Small and Micro Deep Value ETF
Shareholder Report [Line Items]
Fund Name	Acquirers Small and Micro Deep Value ETF
Class Name	Acquirers Small and Micro Deep Value ETF
Trading Symbol	DEEP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF (DEEP) (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acquirersdeep.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.acquirersdeep.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acquirers Small and Micro Deep Value ETF	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to hold deeply undervalued, high-quality, small and micro-capitalization stocks. Small and micro-capitalization stocks with value and quality features rose over the reporting period as lower energy costs and lower inflation saw a continued recovery in economic activity.

On a relative performance basis, the Fund underperformed its benchmark, represented by the S&P 500® Index. Higher relative exposures to value, size and quality drove the Fund’s underperformance. To maintain value, size and quality exposure, the Fund tends to invest in smaller companies than the benchmark because value and small size tend to be related.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Acquirers Small and Micro Deep Value ETF NAV	1.98	11.00	7.68
S&P 500 TR	15.88	14.74	14.60
Deep Value-Acquirers Deep Value Blended Index	1.95	11.86	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.acquirersdeep.com/ for more recent performance information. Visit https://www.acquirersdeep.com/ for more recent performance information.
Net Assets	$ 28,975,282
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 221,792
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$28,975,282
Number of Holdings	102
Net Advisory Fee	$221,792
Portfolio Turnover	140%
30-Day SEC Yield	2.03%
30-Day SEC Yield Unsubsidized	2.03%

Holdings [Text Block]

Top Holdings	(% of net assets)
Ironwood Pharmaceuticals, Inc.	1.7%
Acadian Asset Management, Inc.	1.4%
Nu Skin Enterprises, Inc. - Class A	1.4%
Regional Management Corporation	1.4%
Hovnanian Enterprises, Inc. - Class A	1.3%
Dlocal, Ltd.	1.3%
Global Industrial Company	1.3%
Rimini Street, Inc.	1.3%
Alpha Metallurgical Resources, Inc.	1.2%
SIGA Technologies, Inc.	1.2%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.acquirersdeep.com/